Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2023
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum | Software
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum | Software
Finite-Lived Intangible Asset, Useful Life	10 years